Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2020
Finite Lived License Agreements [Abstract]
LICENSED COPYRIGHTS, NET
8.	LICENSED COPYRIGHTS, NET

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	32,038,423	(24,500,895)	(25,317)	7,512,211
—Sublicensing rights	4,632,586	(4,632,586)	—	—
	36,671,009	(29,133,481)	(25,317)	7,512,211
Less: current portion
—Broadcasting rights	11,752,412	(10,502,214)	(25,317)	1,224,881
—Sublicensing rights	4,632,586	(4,632,586)	—	—
	16,384,998	(15,134,800)	(25,317)	1,224,881
Licensed copyrights—non-current
—Broadcasting rights	20,286,011	(13,998,681)	—	6,287,330
—Sublicensing rights	—	—	—	—
	20,286,011	(13,998,681)	—	6,287,330

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	37,511,847	(29,687,867)	(353,586)	7,470,394	1,144,888
—Sublicensing rights	5,962,743	(5,962,743)	—	—	—
	43,474,590	(35,650,610)	(353,586)	7,470,394	1,144,888
Less: current portion
—Broadcasting rights	8,661,499	(7,591,792)	(34,368)	1,035,339	158,673
—Sublicensing rights	5,962,743	(5,962,743)	—	—	—
	14,624,242	(13,554,535)	(34,368)	1,035,339	158,673
Licensed copyrights—non-current
—Broadcasting rights	28,850,348	(22,096,075)	(319,218)	6,435,055	986,215
—Sublicensing rights	—	—	—	—	—
	28,850,348	(22,096,075)	(319,218)	6,435,055	986,215

Amortization expense of RMB12,055,624, RMB12,743,323 and RMB11,473,222 (US$1,758,348) for the years ended December 31, 2018, 2019 and 2020, respectively, was recognized as cost of revenues. Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:

	RMB	US$
Within 1 year	3,681,159	564,162
Between 1 and 2 years	1,351,417	207,114
Between 2 and 3 years	804,217	123,252

To supplement cash flow disclosure of investing activities in 2018 and 2019, acquisition of licensed copyrights included in current liabilities for the years ended December 31, 2018 and 2019 amounted to RMB6,336,656 and RMB5,486,374, respectively. Acquisition of licensed copyrights from nonmonetary content exchanges for the years ended December 31, 2018 and 2019 amounted to RMB642,262 and RMB967,536, respectively.